SCHEDULE OF BONUS AND MILESTONES (Details)	12 Months Ended
Dec. 31, 2021 CAD ($)
Bonus One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus	$ 100,000
Milestones One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
EBITDA Milestones	1,000,000
Bonus Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus	100,000
Milestones Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
EBITDA Milestones	1,000,000
Bonus Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus	100,000
Milestones Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
EBITDA Milestones	1,000,000
Bonus Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus	100,000
Milestones Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
EBITDA Milestones	1,000,000
Bonus Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Bonus	100,000
Milestones Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
EBITDA Milestones	$ 1,000,000